Employee Benefit Plans Plan Asset Allocation, Mix of Investments (Details)	12 Months Ended
Dec. 31, 2012 Rate
Equity securities, foreign equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Asset Allocations, High Target Mix	20.00%
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Asset Allocations, Low Target Mix	55.00%
Defined Benefit Plan Asset Allocations, High Target Mix	70.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Asset Allocations, Low Target Mix	30.00%
Defined Benefit Plan Asset Allocations, High Target Mix	45.00%
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Asset Allocations, Low Target Mix	0.00%
Defined Benefit Plan Asset Allocations, High Target Mix	5.00%